CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED INCOME STATEMENTS
Cloud	€ 6,933	€ 4,993	€ 3,769
Software licenses	4,533	4,647	4,872
Software support	11,547	10,981	10,908
Software licenses and support	16,080	15,628	15,780
Cloud and software	23,012	20,622	19,549
Services	4,541	4,086	3,912
Total revenue	27,553	24,708	23,461
Cost of cloud	(2,534)	(2,068)	(1,660)
Cost of software licenses and support	(2,159)	(2,092)	(2,234)
Cost of cloud and software	(4,692)	(4,160)	(3,893)
Cost of services	(3,662)	(3,302)	(3,158)
Total cost of revenue	(8,355)	(7,462)	(7,051)
Gross profit	19,199	17,246	16,410
Research and development	(4,292)	(3,624)	(3,352)
Sales and marketing	(7,693)	(6,781)	(6,924)
General and administration	(1,629)	(1,098)	(1,075)
Restructuring	(1,130)	(19)	(182)
Other operating income/expense, net	18	(20)	1
Total operating expenses	(23,081)	(19,005)	(18,584)
Operating profit	4,473	5,703	4,877
Other non-operating income/expense, net	(74)	(56)	(36)
Finance income	787	371	476
Finance costs	(589)	(418)	(288)
Financial income, net	198	(47)	188
Profit before tax	4,596	5,600	5,029
Income tax expense	(1,226)	(1,511)	(983)
Profit after tax	3,370	4,088	4,046
Attributable to owners of parent	3,321	4,083	4,008
Attributable to non-controlling interests	€ 50	€ 6	€ 38
Earnings per share, basic (in Euro per share)	€ 2.78	€ 3.42	€ 3.35
Earnings per share, diluted (in Euro per share)	€ 2.78	€ 3.42	€ 3.35